Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
Deferred Compensation	$ 587,322	$ 498,764
Provision for Loan Losses	2,000,131	1,978,481
Other Real Estate Owned	0	18,283
Net Fees Deferred for Financial Reporting	76,262	73,892
Net Operating Losses	356,759	333,301
Other	126,492	240,724
Total Gross Deferred Tax Assets	3,146,966	3,143,445
Less: Valuation Allowance	(356,759)	(333,301)
Net Deferred Tax Assets	2,790,207	2,810,144
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	72,208	71,717
Depreciation	585,520	507,601
Prepaid Expenses	35,033	36,837
Unrealized Gain on Securities Available for Sale	1,473,077	10,487
Total Gross Deferred Tax Liability	2,165,838	626,642
Net Deferred Tax Asset	624,369	$ 2,183,502
Valuation Allowance, Deferred Tax Asset, Change in Amount	23,458
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,100,000